Intangible assets (Details 4)	12 Months Ended
Dec. 31, 2025
Moneda [Member] | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	9 years
Moneda [Member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	5 years
VBI | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	29 years
VBI | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	8 years
Igah | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	3 years
Kamaroopin | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	5 years
Kamaroopin | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	8 years